Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Sep. 10, 2025	Dec. 01, 2023	Apr. 30, 2019	Mar. 31, 2026	Mar. 31, 2024	Mar. 09, 2026	Aug. 31, 2025	Mar. 31, 2025	Feb. 01, 2025	Nov. 18, 2024	Jan. 17, 2024
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired			51.00%
Remaining percentage of voting equity interests acquired					16.34%
Cash consideration					$ 7,427
Additional cash consideration					2,409
Percentage of share requested to acquire			49.00%
Estimation additional cash consideration			$ 14,550
Number of tranches			three equal tranches
Earn-out period			3 years
Increase (decrease) in non-controlling interest in acquiree					(1,762)
Decrease in accumulated deficit					1,991
Increase (decrease) in foreign exchange translation reserve					229
BookMyForex Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	18.75%
Cash consideration	$ 2,533
Additional cash consideration	2,533
Increase (decrease) in non-controlling interest in acquiree	711
Decrease in accumulated deficit	$ 1,822
Financial liabilities measured at fair value				$ 2,396
Simplotel Technologies Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Future estimated consideration				4,411
Financial liabilities measured at fair value				3,390				$ 3,805
Savaari Car Rentals Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired		66.00%
Total purchase price		$ 6,845									$ 6,845
Revenue from acquiree					5,404
Profit or loss from acquiree					68
Revenue					795,130
Profit (loss) for the year					$ 216,935
Total purchase price of acquisition net											6,476
Cash and cash equivalents acquired											369
Percentage of share requested to acquire		100.00%
Fair value of current assets acquired including trade receivables											101
Financial liabilities measured at fair value				9,421				$ 12,396
Derivative liability recognised		$ 5,199
Business acquisition, financial liabilities											$ 7,311
Flamingo Transworld Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired						51.00%
Total purchase price						$ 18,001
Revenue from acquiree				463
Profit or loss from acquiree				121
Revenue				1,091,587
Profit (loss) for the year				52,653
Total purchase price of acquisition net						11,941
Cash and cash equivalents acquired						6,060
Fair value of current assets acquired including trade receivables						$ 370
Happay [Member]
Disclosure Of Business Combinations [Line Items]
Cash consideration									$ 11,197
Total purchase price									11,773	$ 11,773
Cash and cash equivalents acquired									10,394
Estimation cash consideration									345
Fair value of current assets acquired including trade receivables									$ 803
Cash consideration on revenue milestone				$ 345			$ 231
Revenue milestone percentage							70.00%
Revenue milestone period									30 days
Contingent consideration									$ 576